UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2018

WESTERN ASSET

SMASh SERIES TF FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2018.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

II	Western Asset SMASh Series TF Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2018 and February 28, 2018 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
1.92%	$1,000.00	$1,019.20	0.00%	$0.00	5.00%	$1,000.00	$1,025.21	0.00%	$0.00

[1]	For the six months ended August 31, 2018.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

2	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — August 31, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
VRDN	— Variable Rate Demand Notes
WA SMASh TF	— Western Asset SMASh Series TF Fund

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — August 31, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA SMASh TF	— Western Asset SMASh Series TF Fund

4	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 81.6%
Alabama — 1.8%
Jefferson County, AL, Sewer Revenue:
Senior Lien, AGM	5.500%	10/1/53	$75,000	$83,283
Subordinated Lien Warrants	6.000%	10/1/42	105,000	120,965
Southeast Alabama Gas Supply District, Gas Supply Revenue	4.000%	6/1/24	200,000	212,622	(a)(b)
Total Alabama				416,870
Arizona — 8.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program	5.000%	7/1/37	45,000	49,759
Academies Math & Science Project, SD Credit Program	5.000%	7/1/38	500,000	554,160
Academies Math & Science Project, SD Credit Program	5.000%	7/1/47	50,000	54,773
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	75,000	79,711
Queen Creek, AZ, Excise Tax & State Shared Revenue	5.000%	8/1/47	585,000	671,627
Salt Verde Financial Corp., AZ, Senior Gas Revenue	5.000%	12/1/32	495,000	581,942
Total Arizona				1,991,972
California — 9.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/36	50,000	55,980
Second Subordinated Lien	5.000%	10/1/34	50,000	56,281
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, (1 mo. LIBOR x 0.7 + 0.380%)	1.864%	8/1/21	500,000	499,510	(a)(b)
California Municipal Finance Authority, Senior Lien-LINXS APM Project	5.000%	12/31/34	100,000	113,616	(c)
California State Health Facilities Financing Authority Revenue, Memorial Health Services	5.000%	10/1/33	115,000	127,712
California State, GO, Various Purpose	4.000%	11/1/36	15,000	16,068
California Statewide CDA Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	57,149
City of Los Angeles Department of Airports	5.000%	5/15/37	75,000	85,292	(c)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	50,000	57,531

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Golden State Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded	5.000%	6/1/47	$50,000	$51,403
Tobacco Settlement Funded	5.000%	6/1/47	100,000	102,805
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase	5.500%	11/15/37	50,000	64,381
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	500,000	579,015
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	155,000	192,952
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	100,000	117,263
Total California				2,176,958
Colorado — 1.6%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	108,319
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/43	50,000	56,366
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	100,000	107,202	(c)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	25,000	26,612
University of Colorado Enterprise Revenue:
	5.000%	6/1/37	15,000	16,607	(d)
	5.000%	6/1/37	60,000	66,658	(d)
Total Colorado				381,764
Connecticut — 2.8%
Connecticut State HEFA Revenue, Sacred Heart University Issue	5.000%	7/1/36	50,000	56,295
Connecticut State, GO	5.000%	10/15/34	50,000	55,217
State of Connecticut Special Tax Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	555,410
Total Connecticut				666,922
Delaware — 0.3%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	81,050
District of Columbia — 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	10,000	10,150
KIPP DC Project	5.000%	7/1/42	75,000	82,376
Total District of Columbia				92,526
Florida — 2.1%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	50,000	55,909	(c)

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	$100,000	$113,243
Florida State Board of Education, Public Education Capital Outlay Bonds, GO	5.125%	6/1/40	100,000	105,877	(d)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	25,000	27,749	(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	10,000	11,107
Orange County, FL, Health Facilities Authority Revenue, Presbyerian Retirement Communities	5.000%	8/1/36	5,000	5,459
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	100,000	113,261
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	50,000	55,764
Total Florida				488,369
Georgia — 2.6%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	100,000	112,834
Main Street Natural Gas Inc., GA, Gas Project Revenue:
	5.000%	3/15/21	10,000	10,680
(SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	500,000	499,240	(a)(b)
Total Georgia				622,754
Idaho — 0.5%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	100,000	112,505
Illinois — 6.5%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.250%	12/1/40	100,000	106,381
Chicago, IL, Board of Education, GO	5.000%	12/1/46	100,000	102,522
Chicago, IL, GO:
	5.000%	1/1/25	30,000	32,602
	5.500%	1/1/34	10,000	10,784
	6.000%	1/1/38	5,000	5,668
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/46	10,000	10,879
Trips Obligated Group	5.000%	7/1/48	50,000	54,620	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	25,000	26,630

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/47	$35,000	$37,634
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	30,000	33,874
Second Lien, AGM	5.000%	11/1/32	60,000	67,748
Elk Grove Village, IL, GO	5.000%	1/1/36	35,000	39,651
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	45,000	50,553
Illinois State Sales Tax Revenue	5.000%	6/15/23	165,000	182,287
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	100,000	113,028
Illinois State University Revenue, Auxiliary
Facilities System, AGM	5.000%	4/1/37	25,000	27,493
Illinois State, GO:
	5.000%	11/1/26	200,000	213,504
	5.000%	2/1/27	25,000	26,677
	5.000%	2/1/29	20,000	21,166
	5.000%	10/1/29	150,000	159,768
	5.000%	1/1/33	25,000	26,072
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	155,000	157,866
McCormick Project, State Appropriations	5.250%	6/15/50	50,000	50,990
Total Illinois				1,558,397
Indiana — 0.6%
Indiana Finance Authority, IN, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	100,000	112,034
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	2.240%	12/2/19	25,000	25,051	(a)(b)(c)
Total Indiana				137,085
Kentucky — 1.2%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	2.700%	11/10/21	175,000	176,488	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	100,000	111,414
Total Kentucky				287,902

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.3%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	$50,000	$54,695
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	10,000	11,259
Total Louisiana				65,954
Massachusetts — 6.9%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond	5.000%	7/1/29	35,000	40,566
Massachusetts State DFA Revenue:
Babson College	5.000%	10/1/47	75,000	84,112
Broad Institute Inc.	5.000%	4/1/36	85,000	98,486
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,256
Worcester Polytechnic Institute	5.000%	9/1/42	75,000	84,661
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	100,000	114,361
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/40	50,000	56,839
Massachusetts State, GO	5.000%	11/1/41	1,000,000	1,146,970
Total Massachusetts				1,637,251
Michigan — 0.2%
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison	1.450%	9/1/21	50,000	48,231	(a)(b)
Nebraska — 0.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	60,000	71,584
New Jersey — 7.1%
New Brunswick, NJ, Parking Authority Revenue, AGM	5.000%	9/1/21	220,000	237,791
New Jersey State EDA Revenue:
	5.000%	6/15/33	50,000	54,949
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	92,902	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	163,714	(c)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.250%)	2.740%	9/1/25	180,000	177,178	(b)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	3.090%	3/1/28	325,000	323,066	(b)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	$100,000	$108,017	(c)
New Jersey State Health Care Facilities Financing
Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	50,000	56,992
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement	5.000%	6/15/31	60,000	66,466
Transportation Program	5.000%	6/15/45	100,000	106,184
New Jersey State Turnpike Authority Revenue:
	5.000%	1/1/35	60,000	69,113
	5.000%	1/1/35	100,000	112,706
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	100,000	100,110	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	30,000	32,778
Total New Jersey				1,701,966
New Mexico — 0.1%
Farmington, NM, PCR, Public Service Co. Project	2.125%	6/1/22	35,000	34,386	(a)(b)
New York — 6.1%
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/42	100,000	112,508
Hudson Yards Infrastructure Corp. Revenue, NY	5.000%	2/15/42	100,000	113,305
Monroe County, NY, Industrial Development Corp. Revenue	5.000%	7/1/36	105,000	114,446	(d)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	70,000	75,774
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	30,000	34,127
New York City, NY, TFA Revenue:
	5.000%	8/1/45	100,000	113,767
Future Tax Secured	5.000%	8/1/40	100,000	115,634
New York State Dormitory Authority Revenue, Non-State Supported Debt, New York University	5.000%	7/1/43	50,000	57,074
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	100,000	113,736
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	100,000	105,265	(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	50,000	55,521

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	$80,000	$84,122	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	15,000	15,662	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	27,470	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	25,000	26,687	(c)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/36	250,000	277,287	(c)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	10,000	11,341	(c)
Total New York				1,453,726
North Carolina — 0.3%
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	50,000	56,841
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	5,000	5,466
Total North Carolina				62,307
Ohio — 2.4%
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/34	500,000	577,035	(f)
Oregon — 4.8%
University of Oregon General Revenue	5.000%	4/1/48	1,000,000	1,150,050
Pennsylvania — 1.3%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	25,000	25,633
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing	5.000%	5/15/32	50,000	54,987
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	50,000	57,252
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/47	25,000	27,750
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bond	5.000%	12/1/48	100,000	111,442
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/31	20,000	22,450
Total Pennsylvania				299,514

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.3%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center	5.000%	11/1/37	$75,000	$78,989
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	27,871
Tennessee — 2.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	50,000	57,448
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.250%	9/1/23	10,000	11,237
	4.000%	11/1/25	100,000	106,063	(a)(b)
	5.250%	9/1/26	425,000	491,827
Total Tennessee				666,575
Texas — 6.3%
Arlington TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	100,000	109,856
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/37	20,000	22,774
City of Sugar Land, TX, GO	5.000%	2/15/28	175,000	206,367
Grand Parkway Transportation Corp., TX, System Toll Revenue	5.000%	10/1/48	100,000	113,942
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	200,000	231,576
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	112,770	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	20,617
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	15,000	16,592
Southside, TX, ISD, GO, School Building, PSF — GTD	5.000%	8/15/47	100,000	113,820
Southwest, Texas Higher Education Authority Inc.
Revenue, Southern Methodist University Project	5.000%	10/1/41	50,000	57,121
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project	5.000%	11/15/37	50,000	54,334
Buckner Retirement Services Inc. Project	5.000%	11/15/46	50,000	53,932
Buckner Senior Living Ventana Project	6.625%	11/15/37	10,000	11,074
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	205,000	237,558

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	$20,000	$21,569
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,417	(c)
Texas State Water Development Board Revenue	5.000%	10/15/47	100,000	114,380
Total Texas				1,503,699
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/29	115,000	114,023
Utah — 2.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,511
Syracuse Arts Academy Project, UT CSCE	5.000%	10/15/38	220,000	245,729
Utah State Infrastructure Agency Revenue	5.250%	10/15/33	200,000	224,442
Total Utah				475,682
Virginia — 1.3%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	50,000	56,993
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	10,000	11,105	(c)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	200,000	238,286
Total Virginia				306,384
Washington — 0.5%
Washington State, GO	5.000%	8/1/34	100,000	115,950
Wisconsin — 0.1%
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	15,000	16,382	(c)
Total Investments before Short-Term Investments (Cost — $19,488,123)				19,422,633
Short-Term Investments — 20.4%
Municipal Bonds — 19.9%
Florida — 0.7%
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital	1.510%	7/1/37	170,000	170,000	(g)(h)
Mississippi — 0.6%
Mississippi Business Finance Corp., Industrial Revenue, Chevron USA	1.430%	11/1/35	135,000	135,000	(g)(h)
Missouri — 1.3%
Missouri State HEFA Revenue, BJC Health System	1.450%	5/15/38	300,000	300,000	(g)(h)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 2.1%
New Jersey State Health Care Facilities Financing Authority Revenue	1.490%	7/1/36	$500,000	$500,000	(g)(h)
New York — 3.9%
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ – Citibank N.A.	1.470%	5/1/49	200,000	200,000	(g)(h)
New York City, NY, TFA Revenue, Future Tax Secured, SPA – JP Morgan Chase Bank NA	1.400%	8/1/45	300,000	300,000	(g)(h)
New York State Housing Finance Agency Revenue, 42nd and 10th Housing, LIQ – FHLMC, LOC - FHLMC	1.530%	11/1/41	440,000	440,000	(c)(g)(h)
Total New York				940,000
North Carolina — 2.5%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ—Wells Fargo Bank N.A.	1.480%	6/1/33	600,000	600,000	(g)(h)
Texas — 4.0%
City of Houston, TX, Combined Utility System Revenue, First Lien	1.490%	5/15/34	100,000	100,000	(g)(h)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	1.420%	12/1/24	500,000	500,000	(g)(h)
Rockwall, TX, ISD, GO, School Building, PSF – GTD, SPA – Wells Fargo Bank N.A.	1.490%	8/1/37	350,000	350,000	(g)(h)
Total Texas				950,000
Washington — 4.8%
Vancouver, WA, Housing Authority Revenue, LIQ - FHLMC	1.490%	12/1/38	1,135,000	1,135,000	(g)(h)
Total Municipal Bonds (Cost — $4,730,000)				4,730,000

			Shares
Overnight Deposits — 0.5%
BNY Mellon Cash Reserve Fund (Cost — $120,280)	0.550%		120,280	120,280
Total Short-Term Investments (Cost — $4,850,280)				4,850,280
Total Investments — 102.0% (Cost — $24,338,403)				24,272,913
Liabilities in Excess of Other Assets — (2.0)%				(464,683)
Total Net Assets — 100.0%				$23,808,230

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2018

Western Asset SMASh Series TF Fund

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	2	12/18	$317,679	$318,625	$(946)

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Western Asset SMASh Series TF Fund

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.2%
AA/Aa	38.5
A	20.7
BBB/Baa	12.6
BB/Ba	2.3
CCC/Caa	0.5
A-1/VMIG 1	17.4
NR***	3.8
100.0%

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

August 31, 2018

Assets:
Investments, at value (Cost — $24,338,403)	$24,272,913
Interest receivable	204,279
Receivable for securities sold	34,408
Receivable for Fund shares sold	19,124
Receivable from investment manager	8,343
Deposits with brokers for open futures contracts	7,003
Receivable from broker — variation margin on open futures contracts	188
Prepaid expenses	11,182
Total Assets	24,557,440

Liabilities:
Payable for securities purchased	725,546
Accrued expenses	23,664
Total Liabilities	749,210
Total Net Assets	$23,808,230

Net Assets:
Par value (Note 5)	$24
Paid-in capital in excess of par value	23,910,502
Undistributed net investment income	30,491
Accumulated net realized loss on investments	(66,351)
Net unrealized depreciation on investments and futures contracts	(66,436)
Total Net Assets	$23,808,230
Shares Outstanding	2,367,307
Net Asset Value	$10.06

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2018

Investment Income:
Interest	$328,046

Expenses:
Registration fees	17,283
Audit and tax fees	15,844
Fund accounting fees	10,421
Shareholder reports	3,522
Custody fees	968
Trustees’ fees	321
Insurance	188
Legal fees	82
Transfer agent fees	17
Miscellaneous expenses	1,707
Total Expenses	50,353
Less: Fee waivers and/or expense reimbursements (Note 2)	(50,353)
Net Expenses	—
Net Investment Income	328,046

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From Investment Transactions	(49,845)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	197,227
Futures contracts	(946)
Change in Net Unrealized Appreciation (Depreciation)	196,281
Net Gain on Investments and Futures Contracts	146,436
Increase in Net Assets From Operations	$474,482

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended August 31, 2018 (unaudited) and the Year Ended February 28, 2018	August 31	February 28

Operations:
Net investment income	$328,046	$224,131
Net realized loss	(49,845)	(6,706)
Change in net unrealized appreciation (depreciation)	196,281	(232,618)
Increase (Decrease) in Net Assets From Operations	474,482	(15,193)

Distributions to Shareholders From (Note 1):
Net investment income	(320,310)	(204,086)
Decrease in Net Assets From Distributions to Shareholders	(320,310)	(204,086)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	9,599,728	22,906,540
Cost of shares repurchased	(9,882,262)	(1,014,994)
Increase (Decrease) in Net Assets From Fund Share Transactions	(282,534)	21,891,546
Increase (Decrease) in Net Assets	(128,362)	21,672,267

Net Assets:
Beginning of period	23,936,592	2,264,325
End of period*	$23,808,230	$23,936,592
* Includes undistributed net investment income of:	$30,491	$22,755

See Notes to Financial Statements.

20	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2018[1,2]	2018[1]	2017[1]	2016[1,3]

Net asset value, beginning of period	$10.00	$9.84	$10.05	$10.00

Income (loss) from operations:
Net investment income	0.14	0.24	0.28	0.03
Net realized and unrealized gain (loss)	0.05	0.15 [4]	(0.20)	0.04
Total income from operations	0.19	0.39	0.08	0.07

Less distributions from:
Net investment income	(0.13)	(0.23)	(0.28)	(0.02)
Net realized gains	—	—	(0.01)	—
Total distributions	(0.13)	(0.23)	(0.29)	(0.02)

Net asset value, end of period	$10.06	$10.00	$9.84	$10.05
Total return[5]	1.92%	3.99%	0.83%	0.73%

Net assets, end of period (000s)	$23,808	$23,937	$2,264	$2,264

Ratios to average net assets:
Gross expenses[6]	0.41%[7]	0.91%	7.57%	21.80%[7]
Net expenses[8,9]	0.00 [7]	0.00	0.00	0.00 [7]
Net investment income	2.67 [7]	2.44	2.79	1.85 [7]

Portfolio turnover rate	13%	16%	14%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2018 (unaudited).

[3]	For the period December 23, 2015 (inception date) to February 29, 2016.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

22	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$19,422,633	—	$19,422,633
Short-term investments†:
Municipal bonds	—	4,730,000	—	4,730,000
Overnight deposits	—	120,280	—	120,280
Total short-term investments	—	4,850,280	—	4,850,280
Total investments	—	$24,272,913	—	$24,272,913

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$946	—	—	$946

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

24	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

26	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $50,353.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subad-viser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2018, such purchase and sale transactions (excluding accrued interest) were $11,295,000 and $9,525,000, respectively.

3. Investments

During the six months ended August 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,863,293
Sales	2,469,370

At August 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$24,338,403	$113,978	$(179,468)	$(65,490)
Futures contracts	—	—	(946)	(946)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2018.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$946

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2018. The table provides additional information about the change in unrealized appreciation/ depreciation resulting from the Fund’s derivative and hedging activities during the period.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(946)

28	Western Asset SMASh Series TF Fund 2018 Semi-Annual Report

During the six months ended August 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$45,518

5. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2018	Year Ended February 28, 2018
Shares sold	955,363	2,263,590
Shares repurchased	(981,044)	(100,646)
Net increase (decrease)	(25,681)	2,162,944

6. Deferred capital losses

As of February 28, 2018, the Fund had deferred capital losses of $16,506, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset SMASh Series TF Fund 2018 Semi-Annual Report	29

Western Asset

SMASh Series TF Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q \are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

*Prior	to May 2, 2018, known as Western Asset Management Company.

**Effective May 7, 2018, BNY became custodian.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

WASX307368 10/18 SR18-3454

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust

Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ Richard F. Sennett

Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018